Revenue - Major Revenue by Region (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets by Region
Cloud Revenue	€ 13,664	€ 11,426	€ 8,701
Cloud and Software Revenue	26,924	25,391	23,361
Revenue	31,207	29,520	26,953
EMEA
Non-Current Assets by Region
Cloud Revenue	5,241	4,137	3,196
Cloud and Software Revenue	12,028	11,081	10,820
Revenue	14,004	12,909	12,458
Americas
Non-Current Assets by Region
Cloud Revenue	6,642	5,810	4,354
Cloud and Software Revenue	10,959	10,456	8,808
Revenue	12,762	12,227	10,292
APJ
Non-Current Assets by Region
Cloud Revenue	1,781	1,478	1,151
Cloud and Software Revenue	3,937	3,855	3,732
Revenue	€ 4,441	€ 4,384	€ 4,204